Operating leases - Schedule of Operating Lease Maturity (Details) $ in Thousands	Mar. 31, 2024 USD ($)
Leases [Abstract]
Year 1	$ 41,837
Year 2	36,980
Year 3	31,766
Year 4	25,788
Year 5	17,496
Thereafter	49,864
Total future minimum lease payments	203,731
Lease imputed interest	(22,135)
Total	$ 181,596